Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

(14) SEGMENT INFORMATION

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. This measure excludes corporate and other costs which consist of headquarters management costs, stock-based compensation, interest expense, other incentive compensation, global IT costs, and costs that support global product platform development and offering management. Intersegment selling prices approximate market prices.

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company’s matrix organizational structure. Comparative results for the three and nine months ended September 30, 2019 have been adjusted to reflect this modification. Additionally, product and service offering category names were revised as follows: Services & software solutions changed to Service & spares and I.T. edge & infrastructure changed to Integrated rack solutions. There was no change in the description of the Critical infrastructure & solutions offering.

Summarized information about the Company’s results of operations by business segment and product and service offering follows:

Americas includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in North America and Latin America. This segment’s principal product and service offerings include:

•	Critical infrastructure & solutions includes AC and DC power management, thermal management, and modular hyperscale type data center sites.

•	Integrated rack solutions includes racks, rack power, rack power distribution, rack thermal systems, and configurable integrated solutions; and hardware for managing I.T. equipment.

•

Services & spares includes preventative maintenance, acceptance testing, engineering and consulting, performance assessments, remote monitoring, training, spare parts, and digital critical infrastructure software.

Asia Pacific includes products and services sold for applications within the data center, communication networks and commercial/industrial markets throughout China, India and the rest of Asia. Products and services offered are similar to the Americas segment.

Europe, Middle East & Africa includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in Europe, Middle East & Africa. Products and services offered are similar to the Americas segment.

Business Segments

Sales	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$1,494.8	$1,694.6
Asia Pacific	975.2	985.9
Europe, Middle East & Africa	690.6	714.0
	3,160.6	3,394.5
Eliminations	(95.7)	(134.8)
Total	$3,064.9	$3,259.7

Intersegment sales	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$11.5	$19.2
Asia Pacific	48.9	79.8
Europe, Middle East & Africa	35.3	35.8
Total	$95.7	$134.8

Earnings (loss) before income taxes	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$260.3	$270.6
Asia Pacific	98.9	116.8
Europe, Middle East & Africa	31.0	56.8
	390.2	444.2
Corporate and other	(470.8)	(286.0)
Interest expense, net	(125.4)	(234.2)
Income (loss) before income taxes	$(206.0)	$(76.0)

Total Assets	September 30, 2020	December 31, 2019
Americas	$2,173.3	$2,296.4
Asia Pacific	1,252.3	1,152.2
Europe, Middle East & Africa	988.0	947.5
	4,413.6	4,396.1
Corporate and other	358.1	261.3
Total	$4,771.7	$4,657.4

Sales by Products and Services Offering	Nine months ended September 30, 2020	Nine months ended September 30, 2019(1)
Critical infrastructure & solutions	$1,678.1	$1,820.4
Services & spares	964.9	985.4
Integrated rack solutions	421.9	453.9
Total	$3,064.9	$3,259.7
(1)

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company’s matrix organizational structure. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the nine months ended September 30, 2019 have been adjusted by $(118.4), $28.1, and $90.3, respectively, to reflect this modification.

	December 31,	December 31,	December 31,
Sales	2019	2018	2017
Americas	$2,251.4	$2,175.6	$1,886.7
Asia Pacific	1,378.0	1,346.9	1,239.5
Europe, Middle East & Africa	976.0	938.0	918.1
	4,605.4	4,460.5	4,044.3
Eliminations	(174.2)	(174.9)	(164.9)
Total	$4,431.2	$4,285.6	$3,879.4